UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22911

Reality Shares ETF Trust
(Exact name of registrant as specified in charter)

402 West Broadway, Suite 2800

San Diego, CA 92101
(Address of principal executive offices) (Zip code)

Eric R. Ervin

c/o Reality Shares Advisors, LLC

402 West Broadway, Suite 2800

San Diego, CA 92101
(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 487-1445

Date of fiscal year end: October 31

Date of reporting period: January 31, 2020

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments

Reality Shares DIVS ETF

January 31, 2020 (Unaudited)

	Principal / Shares	Value
Treasury Bills — 97.7%(a)
U.S. Treasury Bill, 02/13/2020	$6,260,000	$6,257,453
U.S. Treasury Bill, 03/19/2020	7,543,000	7,528,739
U.S. Treasury Bill, 04/23/2020	708,000	705,606
U.S. Treasury Bill, 07/02/2020	170,000	168,940
U.S. Treasury Bill, 07/09/2020	7,871,000	7,819,682
U.S. Treasury Bill, 07/30/2020	8,579,000	8,515,531
U.S. Treasury Bill, 03/26/2020	5,778,000	5,765,408
U.S. Treasury Bill, 03/12/2020(b)	4,584,000	4,576,603
U.S. Treasury Bill, 03/05/2020	6,415,000	6,406,555
U.S. Treasury Bill, 05/07/2020(b)	3,330,000	3,316,697
U.S. Treasury Bill, 04/09/2020	3,673,000	3,662,697
U.S. Treasury Bill, 02/06/2020	5,086,000	5,085,382
(Cost $59,795,602)		59,809,293

Money Markets — 0.5%
Blackrock Federal FD 30 Instl, 1.49%(b)(c)	104,128	104,128
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 1.71%(c)	197,367	197,367
(Cost $301,495)		301,495

Total Investments — 98.2%
(Cost $60,097,097)		60,110,788

Other Assets in Excess of Liabilities — 1.8%		1,130,926

Net Assets — 100.0%		$61,241,714

(a)	The security was issued on a discount basis with no stated coupon rate.
(b)	All or a portion of the security has been pledged to the broker for swap positions.
(c)	Reflects the 7-day yield at January 31, 2020.

Dividend swaps outstanding at January 31, 2020:

				Notional	Value/Unrealized
			Expiration	Amount	Appreciation
Underlying Index	Counterparties*	Units	Date	Long (Short)**	(Depreciation)
S&P 500	Bank of America	10,000	12/31/2020	$(579,780)	$25,220
S&P 500	BNP Paribas	129,600	12/31/2020	(7,246,666)	594,134
S&P 500	JP Morgan	12,000	12/31/2020	(690,995)	35,005
S&P 500	Morgan Stanley	50,000	12/31/2020	(2,774,202)	250,798
S&P 500	Societe Generale	79,000	12/31/2020	(4,273,432)	506,068
S&P 500	Bank of America	20,000	12/31/2021	(1,152,355)	71,245
S&P 500	BNP Paribas	201,500	12/31/2021	(11,995,801)	331,969
S&P 500	Morgan Stanley	73,700	12/31/2021	(4,410,092)	98,874
S&P 500	Societe Generale	18,750	12/31/2021	(1,062,251)	84,874
S&P 500	Bank of America	30,000	12/31/2022	(1,746,821)	93,979
S&P 500	BNP Paribas	132,400	12/31/2022	(8,033,196)	90,868
S&P 500	Morgan Stanley	85,000	12/31/2022	(5,250,381)	(34,780)
S&P 500	Societe Generale	12,000	12/31/2022	(697,761)	38,559
S&P 500	Bank of America	55,000	12/31/2023	(3,163,250)	233,000
S&P 500	BNP Paribas	91,000	12/31/2023	(5,504,428)	114,822
Total Unrealized Appreciation/(Depreciation):					$2,534,635

Cash received from the broker for swap positions in the amount of $40,000.

Cash and securities pledged to the broker for swap positions in the amount of $2,948,794.

*	At contract maturity, the Fund pays to/receives from the counterparty the net difference between the expected dividend value and the actual dividend value.
**	Represents gross notional exposure on the fixed leg of the swap contract.

Schedule of Investments

Reality Shares DIVS ETF

January 31, 2020 (Unaudited) (continued)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Valuation Measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices by securities dealers or third-party valuation sources as approved by the Board of Trustees, or quoted prices for the identical instrument in an inactive market, prices for similar securities, interest rates, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of January 31, 2020.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Treasury Bills	$–	$59,809,293	$–	$59,809,293
Money Markets	301,495	–	–	301,495
Other Financial Instruments***	–	2,569,415	–	2,569,415
Total Assets	$301,495	$62,378,708	$–	$62,680,203
Liabilities
Other Financial Instruments***	$–	$(34,780)	$–	$(34,780)
Total Liabilities	$–	$(34,780)	$–	$(34,780)

***	Other financial instruments include dividend swaps. Dividend swaps are presented at gross unrealized appreciation (depreciation).

Schedule of Investments
Reality Shares DIVCON Leaders Dividend ETF
January 31, 2020 (Unaudited)

	Shares	Value
Common Stocks — 99.7%

Aerospace & Defense — 3.8%
HEICO Corp., Class A	6,111	$587,572
L3Harris Technologies, Inc.	2,993	662,441
		1,250,013
Air Freight & Logistics — 1.7%
Expeditors International of Washington, Inc.	7,834	572,195

Beverages — 1.8%
Brown-Forman Corp., Class B	8,991	608,151

Building Products — 3.3%
Lennox International, Inc.	2,192	510,692
Masco Corp.	12,382	588,393
		1,099,085
Capital Markets — 13.2%
Cboe Global Markets, Inc.	4,723	581,968
FactSet Research Systems, Inc.	2,317	662,917
MarketAxess Holdings, Inc.	1,626	575,897
Moody's Corp.	2,533	650,449
MSCI, Inc.	2,238	639,620
S&P Global, Inc.	2,212	649,731
T Rowe Price Group, Inc.	4,615	616,241
		4,376,823
Commercial Services & Supplies — 3.9%
Cintas Corp.	2,377	663,111
Rollins, Inc.	16,503	626,289
		1,289,400
Consumer Finance — 1.9%
American Express Co.	4,795	622,727

Electronic Equipment Instruments & Components — 3.3%
Amphenol Corp., Class A	5,518	548,876
CDW Corp.	4,216	549,977
		1,098,853
Entertainment — 1.9%
Activision Blizzard, Inc.	10,556	617,315

Food & Staples Retailing — 1.8%
Costco Wholesale Corp.	1,968	601,263

Food Products — 1.8%
Hershey Co. (The)	3,875	601,284

Health Care Equipment & Supplies — 5.6%
Baxter International, Inc.	7,113	634,622
ResMed, Inc.	3,797	603,609
West Pharmaceutical Services, Inc.	4,056	632,533
		1,870,764
Health Care Providers & Services — 3.4%
Humana, Inc.	1,718	577,661
UnitedHealth Group, Inc.	2,025	551,711
		1,129,372
Hotels, Restaurants & Leisure — 1.7%
Domino’s Pizza, Inc.	1,987	559,837

Household Durables — 1.9%
DR Horton, Inc.	10,753	636,578

Industrial Conglomerates — 1.8%
Honeywell International, Inc.	3,472	601,420

IT Services — 7.7%
Amdocs Ltd.	8,381	603,013
Booz Allen Hamilton Holding Corp.	8,236	642,737
Mastercard, Inc., Class A	2,090	660,315
Visa, Inc., Class A	3,296	655,805
		2,561,870
Life Sciences Tools & Services — 1.7%
Agilent Technologies, Inc.	6,875	567,600

Machinery — 8.6%
Cummins, Inc.	3,206	512,864
IDEX Corp.	3,503	573,966
Illinois Tool Works, Inc.	3,270	572,185
Nordson Corp.	3,371	569,227
Xylem, Inc.	7,679	627,067
		2,855,309
Personal Products — 1.8%
Estee Lauder Cos., Inc. (The), Class A	3,000	585,480

Pharmaceuticals — 7.4%
Eli Lilly & Co.	4,798	669,993
Johnson & Johnson	4,042	601,732
Merck & Co., Inc.	6,361	543,484
Zoetis, Inc.	4,914	659,508
		2,474,717
Semiconductors & Semiconductor Equipment — 5.4%
KLA Corp.	3,483	577,272
Skyworks Solutions, Inc.	5,641	638,279
Texas Instruments, Inc.	4,870	587,566
		1,803,117
Software — 3.9%
Intuit, Inc.	2,335	654,687
Microsoft Corp.	3,869	658,620
		1,313,307
Specialty Retail — 5.3%
Home Depot, Inc. (The)	2,678	610,852
Ross Stores, Inc.	5,251	589,110
TJX Cos., Inc. (The)	9,482	559,817
		1,759,779
Textiles, Apparel & Luxury Goods — 1.7%
NIKE, Inc., Class B	5,963	574,237

Trading Companies & Distributors — 3.4%
Fastenal Co.	16,033	559,231
W.W. Grainger, Inc.	1,847	559,031
		1,118,262
Total Common Stocks
(Cost $28,290,242)		33,148,758

Treasury Bill — 0.2%(a)
U.S. Treasury Bill, 03/26/2020
(Cost $64,861)	65,000	64,859

Money Markets — 0.1%
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 1.71%(b)
(Cost $26,853)	26,853	26,853

Total Investments — 100.0%
(Cost $28,381,956)		33,240,470

Other Assets in Excess of Liabilities — 0.0%(c)		2,352

Net Assets — 100.0%		$33,242,822

(a)	The security was issued on a discount basis with no stated coupon rate.
(b)	Reflects the 7-day yield at January 31, 2020.
(c)	Rounds to less than 0.1%.

Schedule of Investments

Reality Shares DIVCON Leaders Dividend ETF

January 31, 2020 (Unaudited) (continued)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Valuation Measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices by securities dealers or third-party valuation sources as approved by the Board of Trustees, or quoted prices for the identical instrument in an inactive market, prices for similar securities, interest rates, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of January 31, 2020.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$33,148,758	$–	$–	$33,148,758
Treasury Bill	–	64,859	–	64,859
Money Markets	26,853	–	–	26,853
Total Assets	$33,175,611	$64,859	$–	$33,240,470

* See the Schedule of Investments for breakout by security category.

Schedule of Investments

Reality Shares DIVCON Dividend Defender ETF

January 31, 2020 (Unaudited)

	Shares	Value
Common Stocks(a) — 75.8%

Aerospace & Defense — 2.9%
HEICO Corp., Class A	1,008	$96,919
L3Harris Technologies, Inc.	493	109,116
		206,035
Air Freight & Logistics — 1.3%
Expeditors International of Washington, Inc.	1,292	94,368

Beverages — 1.4%
Brown-Forman Corp., Class B	1,483	100,310

Building Products — 2.5%
Lennox International, Inc.	361	84,106
Masco Corp.	2,042	97,036
		181,142
Capital Markets — 10.0%
Cboe Global Markets, Inc.	778	95,865
FactSet Research Systems, Inc.	381	109,008
MarketAxess Holdings, Inc.	267	94,566
Moody's Corp.	417	107,081
MSCI, Inc.	369	105,460
S&P Global, Inc.	364	106,918
T Rowe Price Group, Inc.	760	101,483
		720,381
Commercial Services & Supplies — 2.9%
Cintas Corp.	391	109,077
Rollins, Inc.	2,722	103,300
		212,377
Consumer Finance — 1.4%
American Express Co.	791	102,727

Electronic Equipment Instruments & Components — 2.5%
Amphenol Corp., Class A	910	90,517
CDW Corp.	695	90,663
		181,180
Entertainment — 1.4%
Activision Blizzard, Inc.	1,741	101,814

Food & Staples Retailing — 1.4%
Costco Wholesale Corp.	324	98,988

Food Products — 1.4%
Hershey Co. (The)	639	99,154

Health Care Equipment & Supplies — 4.3%
Baxter International, Inc.	1,173	104,655
ResMed, Inc.	625	99,356
West Pharmaceutical Services, Inc.	668	104,175
		308,186
Health Care Providers & Services — 2.6%
Humana, Inc.	282	94,820
UnitedHealth Group, Inc.	333	90,726
		185,546
Hotels, Restaurants & Leisure — 1.3%
Domino’s Pizza, Inc.	327	92,132

Household Durables — 1.5%
DR Horton, Inc.	1,773	104,962

Industrial Conglomerates — 1.4%
Honeywell International, Inc.	572	99,082

IT Services — 5.9%
Amdocs Ltd.	1,383	99,507
Booz Allen Hamilton Holding Corp.	1,358	105,978
Mastercard, Inc., Class A	344	108,683
Visa, Inc., Class A	543	108,041
		422,209
Life Sciences Tools & Services — 1.3%
Agilent Technologies, Inc.	1,134	93,623

Machinery — 6.5%
Cummins, Inc.	528	84,464
IDEX Corp.	577	94,542
Illinois Tool Works, Inc.	539	94,314
Nordson Corp.	556	93,886
Xylem, Inc.	1,267	103,463
		470,669
Personal Products — 1.3%
Estee Lauder Cos., Inc. (The), Class A	494	96,409

Pharmaceuticals — 5.7%
Eli Lilly & Co.	791	110,455
Johnson & Johnson	666	99,147
Merck & Co., Inc.	1,049	89,627
Zoetis, Inc.	810	108,710
		407,939
Semiconductors & Semiconductor Equipment — 4.1%
KLA Corp.	574	95,135
Skyworks Solutions, Inc.	930	105,229
Texas Instruments, Inc.	803	96,882
		297,246
Software — 3.0%
Intuit, Inc.	384	107,666
Microsoft Corp.	638	108,607
		216,273
Specialty Retail — 4.0%
Home Depot, Inc. (The)	441	100,592
Ross Stores, Inc.	866	97,156
TJX Cos., Inc. (The)	1,564	92,339
		290,087
Textiles, Apparel & Luxury Goods — 1.3%
NIKE, Inc., Class B	983	94,663

Trading Companies & Distributors — 2.5%
Fastenal Co.	2,645	92,258
W.W. Grainger, Inc.	303	91,709
		183,967
Total Common Stocks (Cost $4,787,364)		5,461,469

Treasury Bills — 22.8%(b)
U.S. Treasury Bill, 02/06/2020	173,000	172,979
U.S. Treasury Bill, 03/26/2020	1,110,000	1,107,581
U.S. Treasury Bill, 04/09/2020	363,000	361,982
(Cost $1,642,462)		1,642,542

Money Markets — 0.3%
Blackrock Federal FD 30 Instl, 1.49%(c)	1,939	1,939
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 1.71%(c)	20,129	20,129
(Cost $22,068)		22,068
Total Investments Before Securities Sold Short (Cost $6,451,894)		7,126,079

Securities Sold Short

Common Stocks — (25.0)%

Aerospace & Defense— (1.5)%
Arconic, Inc.	(3,557)	(106,533)

Automobiles— (1.3)%
Ford Motor Co.	(10,515)	(92,742)

Diversified Telecommunication— (1.6)%
CenturyLink, Inc.	(8,244)	(112,613)

Schedule of Investments

Reality Shares DIVCON Dividend Defender ETF

January 31, 2020 (Unaudited) (Continued)

	Shares	Value
Electric Utilities— (1.6)%
Avangrid, Inc.	(2,122)	$(113,018)

Energy Equipment & Services— (1.4)%
Halliburton Co.	(4,768)	(103,990)

Food Products— (3.5)%
Conagra Brands, Inc.	(3,529)	(116,175)
Kraft Heinz Co. (The)	(4,648)	(135,721)
		(251,896)
Hotels, Restaurants & Leisure— (1.7)%
Wynn Resorts Ltd.	(997)	(125,782)

Insurance— (3.1)%
Loews Corp.	(1,890)	(97,240)
Progressive Corp. (The)	(1,539)	(124,182)
		(221,422)
Metals & Mining— (2.5)%
Freeport-McMoRan, Inc.	(16,555)	(183,760)

Oil, Gas & Consumable Fuels— (3.3)%
Noble Energy, Inc.	(5,553)	(109,783)
Williams Cos., Inc. (The)	(6,162)	(127,492)
		(237,275)
Software— (1.6)%
NortonLifeLock, Inc.	(4,006)	(113,851)

Technology Hardware, Storage & Peripherals— (1.9)%
Western Digital Corp.	(2,131)	(139,580)

Total Securities Sold Short [Proceeds $(1,814,429)]		(1,802,462)

Total Investments — 73.9% (Cost $4,637,465)		5,323,617

Other Assets in Excess of Liabilities — 26.1%		1,880,032

Net Assets — 100.0%		$7,203,649

(a)	Substantially all the securities, or a portion thereof, have been pledged as collateral for open short positions by the Fund. The aggregate market value of the collateral at January 31, 2020 was $6,742,429 which includes cash in the amount of $1,884,179.
(b)	The security was issued on a discount basis with no stated coupon rate.
(c)	Reflects the 7-day yield at January 31, 2020.

Schedule of Investments

Reality Shares DIVCON Dividend Defender ETF

January 31, 2020 (Unaudited) (Continued)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Valuation Measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices by securities dealers or third-party valuation sources as approved by the Board of Trustees, or quoted prices for the identical instrument in an inactive market, prices for similar securities, interest rates, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of January 31, 2020.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$5,461,469	$–	$–	$5,461,469
Treasury Bills	–	1,642,542	–	1,642,542
Money Markets	22,068	–	–	22,068
Total Assets	$5,483,537	$1,642,542	$–	$7,126,079
Liabilities
Common Stocks*	$(1,802,462)	$–	$–	$(1,802,462)
Total Liabilities	$(1,802,462)	$–	$–	$(1,802,462)

* See the Schedule of Investments for breakout by security category.

Schedule of Investments

Reality Shares DIVCON Dividend Guard ETF

January 31, 2020 (Unaudited)

	Shares	Value
Common Stocks — 99.7%

Aerospace & Defense — 3.8%
HEICO Corp., Class A	2,607	$250,663
L3Harris Technologies, Inc.	1,277	282,638
		533,301
Air Freight & Logistics — 1.7%
Expeditors International of Washington, Inc.	3,342	244,100

Beverages — 1.8%
Brown-Forman Corp., Class B	3,837	259,535

Building Products — 3.3%
Lennox International, Inc.	936	218,069
Masco Corp.	5,282	251,001
		469,070
Capital Markets — 13.2%
Cboe Global Markets, Inc.	2,015	248,288
FactSet Research Systems, Inc.	989	282,963
MarketAxess Holdings, Inc.	694	245,801
Moody's Corp.	1,081	277,590
MSCI, Inc.	955	272,939
S&P Global, Inc.	944	277,281
T Rowe Price Group, Inc.	1,969	262,921
		1,867,783
Commercial Services & Supplies — 3.9%
Cintas Corp.	1,015	283,154
Rollins, Inc.	7,041	267,206
		550,360
Consumer Finance — 1.9%
American Express Co.	2,046	265,714

Electronic Equipment Instruments & Components — 3.3%
Amphenol Corp., Class A	2,354	234,152
CDW Corp.	1,799	234,680
		468,832
Entertainment — 1.9%
Activision Blizzard, Inc.	4,504	263,394

Food & Staples Retailing — 1.8%
Costco Wholesale Corp.	840	256,637

Food Products — 1.8%
Hershey Co. (The)	1,653	256,496

Health Care Equipment & Supplies — 5.6%
Baxter International, Inc.	3,035	270,783
ResMed, Inc.	1,620	257,531
West Pharmaceutical Services, Inc.	1,731	269,950
		798,264
Health Care Providers & Services — 3.4%
Humana, Inc.	733	246,464
UnitedHealth Group, Inc.	864	235,397
		481,861
Hotels, Restaurants & Leisure — 1.7%
Domino’s Pizza, Inc.	848	238,924

Household Durables — 1.9%
DR Horton, Inc.	4,588	271,610

Industrial Conglomerates — 1.8%
Honeywell International, Inc.	1,481	256,539

IT Services — 7.7%
Amdocs Ltd.	3,576	257,293
Booz Allen Hamilton Holding Corp.	3,514	274,233
Mastercard, Inc., Class A	892	281,818
Visa, Inc., Class A	1,406	279,752
		1,093,096
Life Sciences Tools & Services — 1.7%
Agilent Technologies, Inc.	2,933	242,148

Machinery — 8.6%
Cummins, Inc.	1,368	218,839
IDEX Corp.	1,495	244,956
Illinois Tool Works, Inc.	1,396	244,272
Nordson Corp.	1,439	242,989
Xylem, Inc.	3,276	267,518
		1,218,574
Personal Products — 1.8%
Estee Lauder Cos., Inc. (The), Class A	1,280	249,805

Pharmaceuticals — 7.4%
Eli Lilly & Co.	2,047	285,843
Johnson & Johnson	1,725	256,801
Merck & Co., Inc.	2,714	231,884
Zoetis, Inc.	2,097	281,438
		1,055,966
Semiconductors & Semiconductor Equipment — 5.4%
KLA Corp.	1,486	246,289
Skyworks Solutions, Inc.	2,407	272,352
Texas Instruments, Inc.	2,078	250,711
		769,352
Software — 3.9%
Intuit, Inc.	997	279,539
Microsoft Corp.	1,651	281,050
		560,589
Specialty Retail — 5.3%
Home Depot, Inc. (The)	1,143	260,718
Ross Stores, Inc.	2,240	251,306
TJX Cos., Inc. (The)	4,046	238,876
		750,900
Textiles, Apparel & Luxury Goods — 1.7%
NIKE, Inc., Class B	2,545	245,083

Trading Companies & Distributors — 3.4%
Fastenal Co.	6,841	238,614
W.W. Grainger, Inc.	788	238,504
		477,118
Total Common Stocks (Cost $12,719,433)		14,145,051

Treasury Bill — 0.2%(a)
U.S. Treasury Bill, 03/26/2020 (Cost $29,935)	30,000	29,934

Money Markets — 0.1%
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 1.71%(b) (Cost $13,800)	13,800	13,800

Total Investments — 100.0% (Cost $12,763,168)		14,188,785

Liabilities in Excess of Other Assets — (0.0)%(c)		(4,106)

Net Assets — 100.0%		$14,184,679

(a)	The security was issued on a discount basis with no stated coupon rate.
(b)	Reflects the 7-day yield at January 31, 2020.
(c)	Rounds to less than 0.1%.

Schedule of Investments

Reality Shares DIVCON Dividend Guard ETF

January 31, 2020 (Unaudited) (Continued)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Valuation Measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices by securities dealers or third-party valuation sources as approved by the Board of Trustees, or quoted prices for the identical instrument in an inactive market, prices for similar securities, interest rates, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of January 31, 2020.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$14,145,051	$–	$–	$14,145,051
Treasury Bill	–	29,934	–	29,934
Money Markets	13,800	–	–	13,800
Total Assets	$14,158,851	$29,934	$–	$14,188,785

* See the Schedule of Investments for breakout by security category.

Schedule of Investments

Reality Shares NASDAQ NexGen Economy ETF

January 31, 2020 (Unaudited)

	Shares	Value
Common Stocks — 98.6%

Automobiles — 1.3%
Daimler AG	17,470	$809,356

Banks — 10.2%
Banco Santander SA	177,633	696,321
Bank of America Corp.	24,174	793,632
Barclays PLC	116,536	1,025,517
BOC Hong Kong Holdings Ltd.	204,695	684,083
Citigroup, Inc.	11,258	837,708
ING Groep NV	67,141	729,823
JPMorgan Chase & Co.	8,317	1,100,838
Mizuho Financial Group, Inc.	461,923	692,554
		6,560,476
Capital Markets — 10.9%
ASX Ltd.	14,083	807,685
CME Group, Inc.	3,694	802,004
Deutsche Boerse AG	5,172	842,833
Goldman Sachs Group, Inc. (The)	3,838	912,485
Intercontinental Exchange, Inc.	7,209	719,026
Nasdaq, Inc.	9,427	1,097,868
SBI Holdings, Inc.	44,836	1,066,450
TMX Group Ltd.	8,233	762,263
		7,010,614
Communications Equipment — 1.5%
Cisco Systems, Inc.	20,470	941,006

Consumer Finance — 1.4%
American Express Co.	7,128	925,713

Diversified Financial Services — 1.3%
Plus500 Ltd.	68,802	808,272

Diversified Telecommunication — 1.3%
Swisscom AG	1,493	819,838

Electronic Equipment, Instruments & Components — 1.5%
Hitachi Ltd.	23,920	933,539

Entertainment — 1.3%
NetEase, Inc.	2,709	868,939

Food & Staples Retailing — 1.1%
Walmart, Inc.	6,125	701,251

Industrial Conglomerates — 2.5%
Fosun International Ltd.	545,722	732,324
Siemens AG	7,235	895,110
		1,627,434
Insurance — 3.4%
Ping An Insurance Group Co. of China Ltd., Class H	78,550	897,292
ZhongAn Online P&C Insurance Co. Ltd., Class H*,(a)	383,274	1,253,739
		2,151,031
Interactive Media & Services — 8.6%
Alphabet, Inc., Class A*	700	1,002,946
Baidu, Inc.*	9,732	1,202,486
Facebook, Inc., Class A*	4,956	1,000,666
LINE Corp.*	26,368	1,300,733
Tencent Holdings Ltd.	20,816	999,932
		5,506,763
Internet & Direct Marketing Retail — 6.9%
Alibaba Group Holding Ltd.*	5,345	1,104,223
Amazon.com, Inc.*	492	988,290
JD.com, Inc.*	32,353	1,219,385
Overstock.com, Inc.*	64,547	524,122
Rakuten, Inc.	77,010	608,207
		4,444,227
IT Services — 20.9%
Accenture PLC, Class A	5,533	1,135,427
Atos SE	9,776	814,049
Broadridge Financial Solutions, Inc.	6,471	771,020
Digital Garage, Inc.	31,880	1,195,665
Fujitsu Ltd.	12,467	1,336,017
GMO internet, Inc.	61,417	1,202,444
Infosys Ltd.	66,429	728,062
International Business Machines Corp.	7,883	1,133,024
Mastercard, Inc., Class A	3,309	1,045,445
NTT Data Corp.	62,511	896,845
PayPal Holdings, Inc.*	8,264	941,187
Square, Inc., Class A*	17,195	1,284,295
Visa, Inc., Class A	4,412	877,856
		13,361,336
Professional Services — 1.5%
Thomson Reuters Corp.	11,885	954,841

Semiconductors & Semiconductor Equipment — 11.4%
Advanced Micro Devices, Inc.*	31,156	1,464,332
Intel Corp.	20,022	1,280,007
Micron Technology, Inc.*	15,350	814,932
NVIDIA Corp.	5,432	1,284,288
Taiwan Semiconductor Manufacturing Co. Ltd.	19,562	1,055,174
Texas Instruments, Inc.	5,956	718,591
Xilinx, Inc.	8,394	709,125
		7,326,449
Software — 6.8%
DocuSign, Inc.*	12,050	946,046
Microsoft Corp.	7,562	1,287,279
Oracle Corp.	18,244	956,898
SAP SE	9,148	1,196,284
		4,386,507
Technology Hardware, Storage & Peripherals — 4.8%
Hewlett Packard Enterprise Co.	59,607	830,326
Samsung Electronics Co. Ltd.	929	1,088,788
Xiaomi Corp., Class B*,(a)	760,432	1,128,176
		3,047,290
Total Common Stocks
(Cost $64,994,257)		63,184,882

Treasury Bill — 1.1%(b)
U.S. Treasury Bill, 03/26/2020
(Cost $698,496)	700,000	698,474

Money Markets — 0.1%
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 1.71%(c)
(Cost $53,607)	53,607	53,607

Total Investments — 99.8%
(Cost $65,746,360)		63,936,963

Other Assets in Excess of Liabilities — 0.2%		103,325

Net Assets — 100.0%		$64,040,288

*	Non-income producing securities.
(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At January 31, 2020, the net value of these securities amounted to $2,381,915, which represents 3.7% of net assets.
(b)	The security was issued on a discount basis with no stated coupon rate.
(c)	Reflects the 7-day yield at January 31, 2020.

Schedule of Investments

Reality Shares NASDAQ NexGen Economy ETF

January 31, 2020 (Unaudited) (Continued)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Valuation Measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices by securities dealers or third-party valuation sources as approved by the Board of Trustees, or quoted prices for the identical instrument in an inactive market, prices for similar securities, interest rates, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of January 31, 2020.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$63,184,882	$–	$–	$63,184,882
Treasury Bill	–	698,474	–	698,474
Money Markets	53,607	–	–	53,607
Total Assets	$63,238,489	$698,474	$–	$63,936,963

* See the Schedule of Investments for breakout by security category.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Reality Shares ETF Trust

By (Signature and Title)* /s/ Eric R. Ervin

Eric R. Ervin, President

(principal executive officer)

Date: March 23, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric R. Ervin

Eric R. Ervin, President
(principal executive officer)

Date: March 23, 2020

By (Signature and Title)* /s/ Kasey Price

Kasey Price, Treasurer
(principal financial officer)

Date: March 23, 2020

* Print the name and title of each signing officer under his or her signature.